Commitments and Contingencies (Narrative) (Details)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 21, 2015 USD ($) ft²	Sep. 16, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2015 USD ($) ft²	Mar. 31, 2014 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Minimum Amount Of Additional Compensation							$ 2,000,000
Rental expense	$ 24,700						168,900	$ 178,000
Consulting Service Fee			$ 75,000	$ 95,600	$ 215,500	$ 257,500	339,300	$ 395,300
Estimated Base Rent Under Lease							$ 9,500
Lease Expiration Date					Mar. 31, 2018
Lease Expiration Period	commences on the substantial completion of the improvements thereon which we expect to be completed in February 2016 and expires seven years after such date, subject to our option to extend the lease for two additional five-year periods.
Land Subject to Ground Leases | ft²	27,600
KLATU Networks, LLC [Member]
Property Subject to or Available for Operating Lease [Line Items]
Consulting Service Fee		$ 400,000
Minimum Services Fees in Advance Per Month		25,000
KLATU Networks, LLC [Member] | First Installment [Member]
Property Subject to or Available for Operating Lease [Line Items]
Consulting Service Fee		$ 200,000
Lake Forest Facility [Member]
Property Subject to or Available for Operating Lease [Line Items]
Area Of Lease | ft²							11,900